Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances

Amounts due to related parties were comprised of commissions payable to Ctrip for reservation services. The amounts due to related parties were interest free and payable upon demand.

	At December 31,
	2011	2012
Ctrip.com	1,030	801

Related Party Transactions

During the years ended December 31, 2010, 2011 and 2012, related party transactions consisted of the following:

	Year Ended December 31,
	2010	2011	2012
Rental expense — Suzhou Property	3,640	2,275	—
Commission expenses — Ctrip.com	9,458	7,962	10,945